Summary of the Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Balance at beginning of year	$ 5	$ 12	$ 32
Additions: Bad debt expense	24	23	127
Less: Write-off	(26)	(29)	(149)
Translation adjustment		(1)	2
Balance at end of year	$ 3	$ 5	$ 12